Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Financial information by segment [Abstract]
Loss attributable to the Company	$ 10,990	$ 12,042
Profit attributable to non-controlling interests	(5,017)	(2,200)
Income tax	(9,656)	(3,906)
Financial expense, net	80,434	80,467
Depreciation, amortization, and impairment charges	103,790	100,925
Total segment Adjusted EBITDA	(174,204)	(173,626)
Reconciling Item [Member]
Financial information by segment [Abstract]
Loss attributable to the Company	(10,990)	(12,042)
Profit attributable to non-controlling interests	5,017	2,200
Income tax	(9,656)	(3,906)
Financial expense, net	80,434	80,467
Depreciation, amortization, and impairment charges	103,790	100,925
Depreciation and amortization, financial expense and income tax expense of unconsolidated affiliates (pro rata of Atlantica's equity ownership)	5,609	5,982
Total segment Adjusted EBITDA	$ 174,204	$ 173,626